Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits.
Schedule of deposits and related interest expense

	2024	2023

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$3,790,875	$4,126,635
Foreign	821,469	904,210
Total demand non-interest bearing	4,612,344	5,030,845
Savings and interest bearing demand
Domestic	3,317,461	3,161,411
Foreign	1,282,496	1,207,121
Total savings and interest bearing demand	4,599,957	4,368,532
Time, certificates of deposit $100,000 or more
Domestic	876,254	763,419
Foreign	1,390,566	1,103,710
Less than $100,000
Domestic	317,220	289,565
Foreign	315,503	268,483
Total time, certificates of deposit	2,899,543	2,425,177
Total deposits	$12,111,844	$11,824,554

	2024	2023	2022

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$56,759	$42,148	$9,196
Foreign	25,153	18,189	3,490
Total savings and interest bearing demand	81,912	60,337	12,686
Time, certificates of deposit $100,000 or more
Domestic	32,283	18,597	5,528
Foreign	47,420	25,471	3,867
Less than $100,000
Domestic	8,748	4,592	1,027
Foreign	8,517	4,498	735
Total time, certificates of deposit	96,968	53,158	11,157
Total interest expense on deposits	$178,880	$113,495	$23,843

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2024 were as follows:

Total
(in thousands)
2025	$2,730,997
2026	119,228
2027	32,607
2028	16,285
2029	424
Thereafter	2
Total	$2,899,543

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$982,133
Due after 3 months and within 6 months	698,349
Due after 6 months and within 12 months	465,005
Due after 12 months	121,333
$2,266,820